Employee Benefit Plans and Share-Based and Other Compensation Plans	9 Months Ended
Sep. 30, 2014
Employee Benefit Plans and Share-Based and Other Compensation Plans
Employee Benefit Plans and Share-Based and Other Compensation Plans

15. Employee Benefit Plans and Share-Based and Other Compensation Plans

        Prior to the AerCap Transaction, our employees participated in various AIG benefit plans, including a noncontributory qualified defined benefit retirement plan ("AIG Retirement Plan") and various share-based and other compensation plans. During 2012, ILFC set up its own voluntary savings plan ("ILFC 401(k) plan") and transferred all participating employee's savings from the 401(k) plan sponsored by AIG. Subsequent to the AerCap Transaction, changes were made to certain of these plans and some were replaced by other plans.

Pension Plans

        Prior to the AerCap Transaction, pension plan expenses included amounts allocated to us by AIG for our U.S employees and pension plan expenses related to our employees working in foreign offices.

        ILFC employees who had at least one year of service participated in the AIG Retirement Plan and their individual accounts became fully vested at the Closing Date. Such accounts will be managed directly by AIG. Subsequent to the AerCap Transaction, these ILFC employees ceased accruing benefits under the AIG Retirement Plan and instead will receive an additional contribution to their ILFC 401(k) plan. Employees who complete one year of service subsequent to the Closing Date will also receive an additional contribution to their ILFC 401(k) plan.

        AIG also sponsors non-qualified unfunded defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by the qualified plan. These include the AIG Non-Qualified Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to current and former employees under the qualified plan as a result of federal tax limitations on compensation and benefits payable. In June 2014, AerCap paid AIG $19.8 million for the liability associated with our employees or former employees who were fully vested in the AIG Non-qualified Retirement Plan as of May 13, 2014. As a result of this payment, these plan participants' benefit obligation will be managed directly by AIG. The obligation for the participants with unvested balances in the AIG Non-qualified Retirement Plan were transferred to an AerCap non-qualified plan.

        Prior to the AerCap Transaction, the ILFC 401(k) plan expense primarily represented the Company's cost of matching employee contributions up to a fixed percentage limit. Subsequent to the AerCap Transaction, this expense also includes the additional contribution made in lieu of employees' participation in the AIG Retirement Plan.

        Pension plan and 401(k) plan expenses were not material to any period presented.

Share-Based and Other Compensation Plans

        Prior to the AerCap Transaction, certain of our employees participated in the following AIG share-based and other compensation plans: (i) stock salary, variable stock plan and restricted stock unit awards; and (ii) short and long term incentive awards. Following the completion of the AerCap Transaction, the share-based awards continue to vest in accordance with the original vesting schedules for ILFC employees who were offered and accepted permanent positions with AerCap (continuing employees) or, in the event of involuntarily early terminations, as specified by AerCap at the time of the sale, accelerated vesting schedules. Subsequent to the AerCap Transaction, certain employees received AerCap share-based awards consisting of restricted share units and restricted shares.

        We recorded the following compensation expense for share-based and other compensation plans for the respective periods:

	Successor		Predecessor
	Three Months Ended September 30, 2014		Three Months Ended September 30, 2013

	(Dollars in thousands)		(Dollars in thousands)
AerCap share-based awards	$6,322		$—
AIG share-based awards	337	(a)	3,499
Short and long-term incentive plans	7,961	(a)	6,464
(a)
Includes $4.7 million that is reported in Transaction and integration related expenses.

	Successor		Predecessor
	Period beginning February 5, 2014 and ending September 30, 2014		Period beginning January 1, 2014 and ending May 13, 2014
				Nine Months Ended September 30, 2013

	(Dollars in thousands)		(Dollars in thousands)
AerCap share-based awards	$9,438		$—	$—
AIG share-based awards	1,576	(a)	1,766	12,403
Short and long-term incentive plans	17,688	(a)	15,011	31,930
(a)
Includes $13.4 million that is reported in Transaction and integration related expenses.